Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

We are providing the following disclosure comparing our named executive officer (“NEO”) compensation to company performance pursuant to the SEC rules relating to Section 14(i) of the Securities Exchange Act of 1934. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of the SEC’s Regulation S-K.

							Value of $100
Year (a)	Summary Compensation Table Total for PEO #1 (b)	Compensation Actually Paid to PEO #1 (c)	Summary Compensation Table Total for PEO #2 (b)	Compensation Actually Paid to PEO #2 (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non- PEO NEOs (e)	Total Share - holder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (millions) (h)	Adjusted EBITDA (millions) (i)
2024	$1,613,188	$1,437,676	$2,870,121	$2,234,619	$1,433,904	$1,261,384	$51.12	$133.66	$56.2	$79.3
2023	-	-	$2,490,873	$455,862	$728,017	$342,675	$61.16	$121.49	$23.7	$68.1
2022	-	-	$3,539,739	$3,351,817	$1,140,702	$1,105,461	$71.66	$105.56	$38.6	$86.8
2021	-	-	$3,338,813	$2,876,666	$1,040,747	$941,902	$75.00	$134.57	$30.7	$79.5
2020	-	-	$2,156,264	$1,137,567	$835,452	$488,272	$79.80	$118.36	$(86.6)	$74.9

(a)	Consistent with prior years’ disclosure, we are disclosing five years of information in this table (2024, 2023, 2022, 2021, 2020).

(b)	The principal executive officer (“PEO”) #1 is Mr. Janik for 2024 and the PEO #2 is Mr. McCormick for 2020, 2021, 2022, 2023 and 2024.

(c)

Compensation actually paid is adjusted from summary compensation table total compensation for changes in the fair value of outstanding unvested stock during the period plus dividends on unvested stock. See additional detail below. Because the performance share units granted in 2024 have three separate annual performance periods rather than, as in prior years, a single three-year performance period, and each year’s performance goals will be set only at the beginning of the applicable year, under ASC Topic 718, only the first tranche of the grants corresponding to the first performance year in 2024 have a grant date in 2024, and the grant date fair value of the stock awards in the summary compensation table therefore reflects only a portion of the performance share units. Likewise, the adjustments for the change in the fair value of the performance share units granted in 2024 to derive compensation actually paid are limited to the first tranche of the grants corresponding to the first performance year in 2024. The amounts shown for years prior to 2023 have been adjusted from the amounts shown in our Definitive Proxy Statement on Schedule 14A filed with the SEC on March 24, 2023 to reflect the treatment of certain awards as vested, solely for purposes of the compensation actually paid calculation, when the award holder reaches retirement eligibility under the terms of the award.

(d)	Includes Ms. Lauber for 2020, 2021, 2022, 2023 and 2024; Ms. Evans for 2021, 2022, 2023 and 2024; Mr. Van Genderen for 2023 and 2024; and Keith Hagelin for 2020, 2021 and 2022.

(e)

Average of (d) adjusted for same items as PEO in (c). The amounts shown for years prior to 2023 have been adjusted from the amounts shown in our Definitive Proxy Statement on Schedule 14A filed with the SEC on March 24, 2023 to reflect the treatment of certain awards as vested, solely for purposes of the compensation actually paid calculation, when the award holder reaches retirement eligibility under the terms of the award.

(f)

Assumes $100 invested on market close on December 31, 2019 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(g)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000, which comprises the same issuers we use for purposes of Item 201(e)(1)(ii) of Regulation S-K.

(h)	Net income pursuant to U.S. GAAP

(i)

Represents our company selected measure – Adjusted earnings before interest, taxes, depreciation, and amortization (“Adjusted EBITDA”). Adjusted EBITDA represents net income (loss) before interest, taxes, depreciation and amortization, as further adjusted for certain charges consisting of unrelated legal and consulting fees, pension termination costs, stock based compensation, severance, restructuring charges, impairment charges, CEO transition costs, gain on sale leaseback transaction and related transaction costs, loss on disposal of fixed assets related to facility relocations, litigation proceeds, certain non-cash purchase accounting expenses, impairment charges, expenses related to debt modifications, loss on extinguishment of debt, and incremental costs related to the COVID-19 pandemic.

PEO Total Compensation Amount	$ 1,613,188	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,437,676	0	0	0	0
Adjustment To PEO Compensation, Footnote

To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Adjustments to Determine Compensation “Actually Paid” for PEO #1	2024
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(1,049,970)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$0
Increase for fair value of awards granted during year that vest during year	$874,458
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$0
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$0
Deduction of fair value of awards granted prior to year that were forfeited during year	$0
Increase based upon incremental fair value of awards modified during year	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$0
Total Adjustments	$(175,512)

Adjustments to Determine Compensation “Actually Paid” for PEO #2	2024	2023	2022	2021	2020
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(1,309,673)	$(1,464,873)	$(2,206,968)	$(1,979,253)	$(944,935)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$236,532	$457,053	$1,509,433	$815,746	$118,400
Increase for fair value of awards granted during year that vest during year	$966,607	$639,074	$511,341	$717,039	$363,808
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(586,869)	$(1,738,610)	$(53,351)	$(132,531)	$(575,748)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(42,291)	$8,010	$(13,534)	$59,877	$0
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$100,192	$64,336	$65,157	$56,975	$19,868
Total Adjustments	$(635,502)	$(2,035,010)	$(187,922)	$(462,147)	$(1,018,607)

Non-PEO NEO Average Total Compensation Amount	$ 1,433,904	728,017	1,140,702	1,040,747	835,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,261,384	342,675	1,105,461	941,902	488,272
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2024	2023	2022	2021	2020	2019
Deduction for amounts reported under the “Stock Awards” column in the SCT	$(701,143)	$(262,951)	$(520,176)	$(445,224)	$(267,501)	$(196,932)
Deduction for amounts reported under the “Option Awards” columns in the SCT	$0	$0	$0	$0	$0	$0
Increase for fair value of awards granted during year that remain unvested as of year end	$608,657	$172,663	$433,954	$280,727	$152,678	$263,651
Increase for fair value of awards granted during year that vest during year	$35,521	$23,485	$57,864	$58,132	$29,934	$25,965
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(124,143)	$(334,006)	$(17,426)	$(38,913)	$(239,265)	$225,282
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(18,635)	$4,185	$(6,204)	$29,330	$(29,669)	$8,417
Deduction of fair value of awards granted prior to year that were forfeited during year	$0	$0	$0	$0	$0	$0
Increase based upon incremental fair value of awards modified during year	$0	$0	$0	$0	$0	$0
Increase based on dividends or other earnings paid during year prior to vesting date of award	$27,223	$11,282	$16,747	$17,103	$6,643	$13,081
Total Adjustments	$(172,520)	$(385,342)	$(35,241)	$(98,845)	$(347,180)	$339,464

Compensation Actually Paid vs. Total Shareholder Return

Graphical Descriptions of Relationships Between CAP and Certain Financial Performance Measure Results

The following graphics provide a description of the relationships between CAP and certain financial performance measures. We have aggregated the CAP for our two PEOs for 2024 in the following graphics.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Required Tabular Disclosure of Most Important Measures to Determine 2024 CAP

The four performance measures listed below represent the most important financial performance measures used to link CAP for 2024 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
Adjusted EBITDA
FCF
Adjusted EPS
RONA
Operating Income
Relative TSR

Total Shareholder Return Amount	$ 51.12	61.16	71.66	75	79.8
Peer Group Total Shareholder Return Amount	133.66	121.49	105.56	134.57	118.36
Net Income (Loss)	$ 56,200,000	$ 23,700,000	$ 38,600,000	$ 30,700,000	$ (86,600,000)
Company Selected Measure Amount	79.3	68.1	86.8	79.5	74.9
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	FCF
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	RONA
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,870,121	$ 2,490,873	$ 3,539,739	$ 3,338,813	$ 2,156,264
PEO Actually Paid Compensation Amount	2,234,619	455,862	3,351,817	2,876,666	1,137,567
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,512)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	874,458
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | PEO Deduction For Amounts Reported Under The Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,049,970)
PEO | PEO Deduction For Amounts Reported Under The Option Awards Columns In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(635,502)	(2,035,010)	(187,922)	(462,147)	(1,018,607)
PEO | Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	236,532	457,053	1,509,433	815,746	118,400
PEO | Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(586,869)	(1,738,610)	(53,351)	(132,531)	(575,748)
PEO | Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	966,607	639,074	511,341	717,039	363,808
PEO | Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,291)	8,010	(13,534)	59,877	0
PEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Former PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,192	64,336	65,157	56,975	19,868
PEO | Former PEO [Member] | PEO Deduction For Amounts Reported Under The Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,309,673)	(1,464,873)	(2,206,968)	(1,979,253)	(944,935)
PEO | Former PEO [Member] | PEO Deduction For Amounts Reported Under The Option Awards Columns In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Former PEO [Member] | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,520)	(385,342)	(35,241)	(98,845)	(347,180)	$ 339,464
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,657	172,663	433,954	280,727	152,678	263,651
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,143)	(334,006)	(17,426)	(38,913)	(239,265)	225,282
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,521	23,485	57,864	58,132	29,934	25,965
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,635)	4,185	(6,204)	29,330	(29,669)	8,417
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,223	11,282	16,747	17,103	6,643	13,081
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0	0
Non-PEO NEO | NEO Deduction For Amounts Reported Under The Stock Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(701,143)	(262,951)	(520,176)	(445,224)	(267,501)	(196,932)
Non-PEO NEO | NEO Deduction For Amounts Reported Under The Option Awards Column In The SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0